FINANCIAL RISK MANAGEMENT (Assumed Financial Exposure to Currency Risk) (Details) - Dec. 31, 2025 - Currency risk R$ in Millions, $ in Millions	USD ($)	BRL (R$)
US dollar ($) | US dollar ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ 0
US dollar ($) | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(102)
US dollar ($) | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	34
US dollar ($) | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(638)
US dollar ($) | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(427)
US dollar ($) | COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(25)
US dollar ($) | Yen (JPY)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(1)
US dollar ($) | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ (2)
BRL | US dollar ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		R$ (39)
BRL | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		(2)
BRL | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
BRL | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
BRL | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
BRL | COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
BRL | Yen (JPY)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
BRL | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		R$ 0